Baird Mid Cap Growth Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Aerospace & Defense - 2.4%
HEICO Corp.	325,939	$62,254,349

Automobile Components - 0.9%
Aptiv PLC(a)	296,192	23,591,693

Beverages - 1.1%
Boston Beer Co., Inc. - Class A(a)	97,078	29,552,485

Building Products - 2.1%
Trex Co., Inc.(a)	546,326	54,496,019

Capital Markets - 2.8%
MarketAxess Holdings, Inc.	120,326	26,381,476
MSCI, Inc.	84,148	47,160,746
		73,542,222

Commercial Services & Supplies - 3.4%
Cintas Corp.	40,428	27,775,249
Copart, Inc.(a)	1,025,920	59,421,286
		87,196,535

Consumer Staples Distribution & Retail - 3.0%
BJ's Wholesale Club Holdings, Inc.(a)	460,200	34,814,130
Dollar Tree, Inc.(a)	318,301	42,381,778
		77,195,908

Distributors - 2.0%
Pool Corp.	131,113	52,904,096

Electronic Equipment, Instruments & Components - 2.6%
CDW Corp./DE	265,039	67,791,675

Financial Services - 2.9%
Jack Henry & Associates, Inc.	229,531	39,876,420
Shift4 Payments, Inc. - Class A(a)	536,582	35,451,973
		75,328,393

Food Products - 2.0%
Lamb Weston Holdings, Inc.	489,076	52,101,266

Ground Transportation - 1.6%
JB Hunt Transport Services, Inc.	205,144	40,874,942

Health Care Equipment & Supplies - 12.1%
Align Technology, Inc.(a)	158,179	51,870,058
Dexcom, Inc.(a)	601,429	83,418,203
IDEXX Laboratories, Inc.(a)	119,385	64,459,543
Insulet Corp.(a)	216,935	37,182,659
Penumbra, Inc.(a)	96,810	21,606,056
ResMed, Inc.	263,029	52,087,633
		310,624,152

Health Care Technology - 2.3%
Veeva Systems, Inc. - Class A(a)	262,627	60,848,050

Hotels, Restaurants & Leisure - 1.5%
Churchill Downs, Inc.	324,331	40,135,961

Household Durables - 1.3%
DR Horton, Inc.	203,536	33,491,849

Insurance - 1.9%
Kinsale Capital Group, Inc.	96,006	50,378,188

IT Services - 3.8%
EPAM Systems, Inc.(a)	154,025	42,535,544
Globant SA(a)	286,210	57,785,799
		100,321,343

Life Sciences Tools & Services - 5.3%
Bio-Techne Corp.	324,398	22,834,375
ICON PLC(a)	189,379	63,621,875
Repligen Corp.(a)	272,275	50,076,818
		136,533,068

Machinery - 7.6%
Graco, Inc.	523,579	48,933,693
IDEX Corp.	212,446	51,841,073
Ingersoll Rand, Inc.	503,145	47,773,618
RBC Bearings, Inc.(a)	175,397	47,418,579
		195,966,963

Oil, Gas & Consumable Fuels - 2.2%
Diamondback Energy, Inc.	284,066	56,293,359

Professional Services - 5.2%
Broadridge Financial Solutions, Inc.	265,709	54,433,146
Equifax, Inc.	196,769	52,639,643
Paycom Software, Inc.	142,234	28,305,988
		135,378,777

Real Estate Management & Development - 2.0%
CoStar Group, Inc.(a)	547,095	52,849,377

Semiconductors & Semiconductor Equipment - 3.5%
Lattice Semiconductor Corp.(a)	516,075	40,372,547
Monolithic Power Systems, Inc.	74,232	50,286,242
		90,658,789

Software - 10.7%
ANSYS, Inc.(a)	135,735	47,121,763
Appfolio, Inc. - Class A(a)	111,375	27,480,668
Bentley Systems, Inc. - Class B	624,744	32,624,132
Descartes Systems Group, Inc.(a)	309,592	28,336,956
Dynatrace, Inc.(a)	842,684	39,134,245
PTC, Inc.(a)	281,319	53,152,411
Tyler Technologies, Inc.(a)	115,167	48,947,126
		276,797,301

Specialty Retail - 5.5%
Burlington Stores, Inc.(a)	192,816	44,769,947
Five Below, Inc.(a)	233,416	42,336,994
Floor & Decor Holdings, Inc. - Class A(a)	436,818	56,620,349
		143,727,290

Trading Companies & Distributors - 6.2%
Fastenal Co.	726,847	56,068,978
Ferguson PLC	200,387	43,770,532
Watsco, Inc.	138,013	59,617,475
		159,456,985
TOTAL COMMON STOCKS (Cost $1,741,919,533)		2,540,291,035

SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%	Shares
First American Government Obligations Fund - Class U, 5.25%(b)	55,135,225	55,135,225

TOTAL SHORT-TERM INVESTMENTS (Cost $55,135,225)		55,135,225

TOTAL INVESTMENTS - 100.0% (Cost $1,797,054,758)		$2,595,426,260
Liabilities in Excess of Other Assets - 0.0%(c)		(911,858)
TOTAL NET ASSETS - 100.0%		$2,594,514,402

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(c)	Represents less than 0.05% of net assets.

Baird Mid Cap Growth Fund
Summary of Fair Value Exposure at March 31, 2024 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	2,540,291,035	–	–	2,540,291,035
Money Market Funds	55,135,225	–	–	55,135,225
Total Assets	2,595,426,260	–	–	2,595,426,260

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

Refer to the Schedule of Investments for industry classifications.